Note 6 - Common Stock	12 Months Ended
Jul. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
Note 6 - Common Stock

On January 30, 2007, the Company issued 52,000,000 shares of common stock (post forward stock split) valued at a price of $0.00025 per share to Directors and officers for cash proceeds of $13,000 (See Note 9).

In February 2007, the Company commenced a capital formation activity through a private placement offering, exempt from registration under Regulation S of the Securities Act of 1933, as amended (the “Securities Act”), to raise up to $38,000 through the issuance 30,400,000 shares of its common stock (post forward stock split), par value $0.001 per share, at an offering price of $0.00125 per share. As of March 31, 2007, the Company fully subscribed the offering, and received gross proceeds of $38,000, whereupon it issued 30,400,000 shares of its common stock to 38 foreign, non-affiliated investors.

In addition, on November 7, 2007, the Company filed a Registration Statement on Form SB-2 under the Securities Act with the SEC to register 30,400,000 shares of its common stock (post forward stock split) on behalf of selling stockholders. The Registration Statement was declared effective by the SEC on November 20, 2007. The Company did not receive any proceeds from this registered sale of its common stock.

Effective May 19, 2009, the Company declared a 40:1 forward stock split of its authorized, issued, and outstanding common stock. As a result, the authorized capital of the Company was increased from 50,000,000 shares of common stock with a par value of $0.001 to 2,000,000,000 shares of common stock with a par value of $0.001, and correspondingly its issued and outstanding common stock increased from 2,060,000 shares to 82,400,000 shares. The accompanying financial statements and related notes thereto have been adjusted accordingly to reflect this forward stock split.

In July 2009, the Company commenced a private placement offering, exempt from registration under Regulation S of the Securities Act, to raise up to $137,500 through the offer and sale of up to 183,334 shares of its common stock (post forward stock split), par value $0.001 per share, at an offering price of $0.75 per share to two (2) non-U.S. individuals. Gross proceeds of $137,469 were received from these investors before July 31, 2009. As a result, on September 1, 2009, the Company issued 100,000 shares of common stock (post forward stock split) and, on November 16, 2009, the Company issued an additional 83,334 shares of common stock (post forward stock split) to the investors in connection with this offering.

In September 2009, the Company commenced a private placement offering, exempt from registration under Regulation S of the Securities Act, to raise up to $100,000 through the issuance 250,000 shares of its common stock  (post forward stock split), par value $0.001 per share, at an offering price of $0.40 per share.

On October 1, 2009, the Company issued 250,000 shares of common stock (post forward stock split) to investors in connection with this offering thereupon receiving $100,000 in gross proceeds.

In November 2009, the Company canceled 19,000,000 shares of common stock (post forward stock split) that were forfeited by Mr. Wayne Gruden, a former Director and officer of the Company, in connection with his departure.

On November 20, 2009, the Company closed a private placement offering whereupon it issued 348,837 units at a price of $0.86 per unit for gross proceeds of $300,000. This offer and sale of securities was exempt from registration under Regulation S of the Securities Act. Each unit consisted of one share of common stock, par value $0.001 per share, and one warrant that gives the holder thereof the option to purchase one share of common stock at a price of $1.51 over a period of two years from the date of the subscription agreement.

On December 11, 2009, the Company closed a private placement offering whereupon it issued 819,672 units at a price of $0.61 per unit for gross proceeds to the Company of $500,000. The offer and sale of securities under PPO #5 was exempt from registration under Regulation S of the Securities Act.. Each unit consisted of one share of common stock, par value $0.001 per share, and one warrant that gives the holder the option to purchase one share of common stock, par value $0.001 per share, at a price of $1.07 with a term of two years.

On October 19, 2009, as required per the Company’s joint venture agreement with Trinity Alps Property (“Trinity Alps Joint Venture”), the Company issued 2,000,000 restricted shares of common stock, par value $0.001 per share, and a warrant that gave the holder the option to purchasing up to an additional 2,000,000 shares of common stock, par value $0.001 per share, of the Company at an exercise price of $1.25 per share over a period of five years. The issuance of these securities was exempt from registration under Section 4(2) of the Securities Act. This satisfied all equity issuances as required by the joint venture agreement. As of October 19, 2009, the 2,000,000 shares of common stock were valued at $1,660,000. The warrant to purchase 2,000,000 shares of the common stock of the Company were later forfeited by Trinity Alps Property in connection with the termination of the Trinity Alps Joint Venture and canceled by the Company.

On October 19, 2009, as required under the Company’s joint venture agreement with Trinity Alps Property (“Trinity Alps Joint Venture”), the Company issued 2,000,000 restricted shares of common stock, par value $0.001 per share, and a warrant that gave the holder the option of purchasing up to 2,000,000 shares of common stock, par value $0.001 per share, of the Company at an exercise price of $1.25 per share over a period of five years. The issuance of these securities was exempt from registration under Section 4(2) of the Securities Act. On the date of issuance, the 2,000,000 shares of common stock were valued at $1,660,000. The warrant to purchase 2,000,000 shares of the common stock of the Company was later forfeited by Trinity Alps Property in connection with the termination of the Trinity Alps Joint Venture and canceled.

On December 8, 2009, the Company issued an additional 300,000 shares of common stock (post forward stock split) to Trinity Alps Property in connection with the Trinity Alps Joint Venture. This transaction was valued at $249,000 on the date of issuance. This offering was exempt from registration under Section 4(2) of the Securities Act.

On March 22, 2010, the Company issued an additional 100,000 shares of common stock (post forward stock split) to Trinity Alps Property in connection with the Trinity Alps Joint Venture. The issuance of these securities was exempt from registration under Section 4(2) of the Securities Act.

On May 26, 2010, the Company closed a private placement offering whereupon it issued 800,000 units at a price of $0.25 per unit for gross proceeds of $200,000. The offer and sale of these securities was exempt from registration under Regulation S of the Securities Act. Each unit consisted of one share of common stock, par value $0.001 per share, and one warrant that gave the holder the option to purchase one share of common stock, par value $0.001 per share, at a price of $0.44 over a period of five years.

During the period ending July 31, 2012, the Company issued 23,051,783 for cash for $48,500.

On May 30, 2012, the Company affected a one (1) new for fifteen (15) old reverse stock split for the Company’s issued and outstanding shares of common stock. This resulted in the authorized shares to decrease from 2,000,000,000 to 133,333,334 common stock and the outstanding balance of shares decreased from 91,253,626 to 6,083,576, all with a par value of $0.001. The record date of the reverse split was May 22, 2012.

Warrants

As of July 31, 2012, the Company had warrants outstanding as follows:

Grant Date	Number	Exercise Price	Expiration Date
January 15, 2010	500,000	$1.25	January 15, 2015
May 25, 2010	800,000	$0.44	May 26, 2015
Total	1,300,000